SUBSEQUENT EVENTS	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 5 SUBSEQUENT EVENTS

On October 8, 2012, John D. Thomas was appointed as President, Secretary, and a member of the Board of Directors.

On November 14, 2012, Juan Carlos Ley was appointed as Chief Executive Officer and a member of the Board of Directors.

The Company has evaluated subsequent events for the period ending September 30, 2012 through the date the financial statements were issued, and concluded there were no additional events or transactions, other than those disclosed above, occurring during this period that required recognition or disclosure in its consolidated financial statements.

NOTE 10- SUBSEQUENT EVENTS

On January 18, 2012, the Company completed the acquisition of AFI as described further herein. AFI is a purchaser and reseller of aviation fuel for commercial and private aircraft. The consideration for the acquisition of AFI consisted of 7,400,000 shares of restricted common stock. The acquisition superseded the letter of intent that was entered into between the Company and AFI on March 17, 2011 and terminated the joint venture agreement that was entered into between the Company and AFI on April 11, 2011.

The Company has evaluated subsequent events for the year ending December 31, 2011 through the date the financial statements were issued, and concluded there were no other events or transactions, other than those disclosed above, occurring during this period that required recognition or disclosure in its consolidated financial statements.